Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2011
Registrant Name	dei_EntityRegistrantName	Strategic Funds, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000737520
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 05, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct. 05, 2011
Dreyfus Select Managers Large Cap Growth Fund (Prospectus Summary) | Dreyfus Select Managers Large Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSLAX
Dreyfus Select Managers Large Cap Growth Fund (Prospectus Summary) | Dreyfus Select Managers Large Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSLCX
Dreyfus Select Managers Large Cap Growth Fund (Prospectus Summary) | Dreyfus Select Managers Large Cap Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSLIX
Dreyfus Select Managers Small Cap Growth Fund (Prospectus Summary) | Dreyfus Select Managers Small Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSGAX
Dreyfus Select Managers Small Cap Growth Fund (Prospectus Summary) | Dreyfus Select Managers Small Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSGCX
Dreyfus Select Managers Small Cap Growth Fund (Prospectus Summary) | Dreyfus Select Managers Small Cap Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSGIX